LONG-TERM INVESTMENTS, NET - Available-for-sale debt investments - Tier 1 Bonds (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS, NET
Additional Tier 1 Bonds - Fair Value	¥ 5,262,159
Additional Tier 1 Bonds - Unrealized losses	(292,861)
Allowance for credit losses on debt securities	¥ 0